Financial Instruments and Risks - Sensitivity of Equity To Changes in Foreign Exchange Rates (Parenthetical) (Detail) - Presentation Currency	12 Months Ended
Dec. 31, 2021
USD/CHF
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Percentage of foreign exchange rates	10.00%
USD/EUR
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Percentage of foreign exchange rates	10.00%
USD/GBP
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Percentage of foreign exchange rates	10.00%
USD/BRL
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Percentage of foreign exchange rates	10.00%